Short Term Deposits (Details) - Schedule of Short Term Deposits (Parentheticals)	Jun. 30, 2024	Dec. 31, 2023
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Average annual interest rates	5.86%	6.195%
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Average annual interest rates	4.317%	4.568%